Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax: Relating to current income tax charge	$ 22,428	$ 9,675
Deferred income tax: Relating to origination and reversal of temporary differences	11,860	(750)
Income tax expense	34,288	8,925
Income tax expense (recovery) recognized in other comprehensive income	576	(3,073)
Total income tax expense	$ 34,864	$ 5,852